Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives

The following tables present the Company’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2022
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
	(in thousands)
Technologies	202,100	(80,840)	121,260	17,581
Trademarks	175,308	(87,480)	87,828	12,734
Customer relationship	46,900	(22,120)	24,780	3,593
Websites	27,000	(27,000)	—	—
Domain names	3,101	(2,616)	485	70
Database	73,500	(29,400)	44,100	6,394
Licensing agreements	3,024	(2,992)	32	5
Insurance brokerage license	28,133	(28,133)	—	—
	559,066	(280,581)	278,485	40,377

	December 31, 2021
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
	(in thousands)
Technologies	202,100	(40,420)	161,680
Trademarks	175,309	(72,237)	103,072
Customer relationship	46,900	(13,860)	33,040
Websites	27,000	(27,000)	—
Domain names	2,954	(2,277)	677
Database	73,500	(14,700)	58,800
Licensing agreements	2,798	(2,636)	162
Insurance brokerage license	28,133	(28,133)	—
	558,694	(201,263)	357,431

Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2023	2024	2025	2026	2027
	RMB	RMB	RMB	RMB	RMB
	(in thousands)
Amortization expenses	76,476	74,100	74,100	10,720	10,720